Prepaid Expenses and Other Current Assets (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Line Items]
VAT receivables	€ 833,000	€ 174,000
Tax receivable	70,000	650,000
Income tax credit increase	240,000
Increase on withholding interest income tax	40,000
Social Charges And Withholding Taxes [Member]
Prepaid Expenses and Other Current Assets [Line Items]
VAT receivables	140,000
Proceeds For VAT [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Decrease in value added tax receivable	40,000
Social Charges And Withholding Taxes [Member]
Prepaid Expenses and Other Current Assets [Line Items]
VAT receivables	370,000
Taxes, other	380,000
Foreign Tax Authority [Member]
Prepaid Expenses and Other Current Assets [Line Items]
VAT receivables	€ 460,000